Accounting policies, changes in accounting estimates and errors (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Current lease liabilities	R$ 14,777	R$ 18,704
Non-current lease liabilities	81,087	39,867
Interest expense on lease liabilities	R$ 16,972	R$ 18,179	R$ 15,148
Useful life measured as period of time, property, plant and equipment	5 years
Software licenses
Disclosure of detailed information about intangible assets [line items]
Intagible assets with useful life defined	5 years
Minimum | Machinery and equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Other assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Maximum | Machinery and equipment
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Other assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, property, plant and equipment	10 years